Fair Value Measurements - Additional Information (Detail) - USD ($)	Jan. 21, 2016	Jan. 31, 2014
Fair Value Disclosure [Line Items]
Purchase of warrants to common stock		$ 23,858
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.79	$ 30.40
Adjusted Exercise Price Of Warrants		$ 22.70